Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [Abstract]
Summary of Provisions

		Self insurance	Other	Total
Balance at January 1, 2019		36,757	12,990	49,747
Additions through business combinations	5	508	916	1,424
Provisions made during the year		58,030	5,200	63,230
Provisions used during the year		(47,977)	(17,228)	(65,205)
Provisions reversed during the year		(9,127)	(421)	(9,548)
Unwind of discount on long-term provisions		326	-	326
Effect of movements in exchange rates		671	141	812
Balance at January 1, 2020		39,188	1,598	40,786
Additions through business combinations	5	-	338	338
Provisions made during the year		48,534	9,685	58,219
Provisions used during the year		(32,439)	(4,060)	(36,499)
Provisions reversed during the year		(8,795)	(1,177)	(9,972)
Unwind of discount on long-term provisions		1,012	-	1,012
Sale of business		(47)	-	(47)
Effect of movements in exchange rates		280	138	418
Balance at December 31, 2020		47,733	6,522	54,255

December 31, 2020
Current provisions		14,040	3,412	17,452
Non-current provisions		33,693	3,110	36,803

December 31, 2019
Current provisions		16,909	1,355	18,264
Non-current provisions		22,279	243	22,522

January 1, 2019
Current provisions		15,951	2,421	18,372
Non-current provisions		20,805	10,570	31,375